Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Loss for the period	€ (13,536,654)	€ (20,906,280)
Adjustments for:
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	300,870	337,581
Net finance income	(2,408,345)	(1,000,217)
Share-based payment expense	4,668,481	2,687,779
Net foreign exchange differences	130,347	71,050
Changes in:
Financial assets from government grants	(8,260,503)	0
Other assets	611,843	172,001
Employee benefits	(640,112)	(662,388)
Other liabilities	(7,867)	(7,020)
Liabilities from government grants	(6,154,865)	0
Trade and other payables	(661,741)	672,727
Interest received	631,504	371,665
Interest paid	(32,039)	(5,491)
Net cash used in operating activities	(25,359,081)	(18,254,553)
Investing activities
Purchase of intangible assets, property and equipment	(9,728)	(18,734)
Purchase of current financial assets	(47,031,216)	(27,535,842)
Proceeds from the maturity of financial assets	59,595,044	29,497,122
Net cash from investing activities	12,554,101	(1,942,546)
Financing activities
Proceeds from issuance of common shares	0	65,142,549
Transaction costs from issuance of common shares	0	(4,219,222)
Proceeds from exercise of share options	0	963,735
Repayment of lease liabilities	(182,014)	(183,128)
Net cash from (used in) financing activities	(182,014)	61,703,934
Net decrease increase in cash and cash equivalents	(12,986,995)	45,391,927
Effect of exchange rate changes on cash and cash equivalents	2,153,152	999,820
Cash and cash equivalents at beginning of period	26,249,995	25,968,681
Cash and cash equivalents at end of period	€ 15,416,152	€ 72,360,428